Total Capital and Net Income (Loss) Per Common Unit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	1 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Apr. 30, 2013 Series A Preferred Units [Member]	Jun. 30, 2013 On or after April 30, 2018 [Member]	Jun. 30, 2013 Preferred Units [Member]	May 31, 2013 Maximum [Member]	Jun. 30, 2013 General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's interest			71.60%					2.00%
Limited partner interests, at market price							$ 100,000,000
Common units sold	85,508		85,508
Common units sold, amount	2,700,000		2,700,000
General Partner's proportionate capital contribution	100,000		100,000
Percentage of capital contribution			2.00%
Offering costs	100,000		100,000
Accumulated distributions on the preferred units	1,800,000		1,800,000
Exceeded cash distributions per unit	0.4025	0.4025
Public offering made by Partnership				6,000,000		6,000,000
Preferred Units dividend rate				7.25%
Net proceeds from public offering						$ 144,921,000
Redemption of Preferred Units					$ 25.00